ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,280,180	$ 3,475,342	$ 3,511,021	$ 5,791,201	$ 7,704,023
Net Cash Provided by (Used in) Operating Activities			3,054,760	5,502,991	2,917,249
Accumulated deficit	208,236,095			208,236,095			$ 202,444,894
Total Stockholders' Equity	2,199,103	(951,735)	$ 3,204,201	2,199,103	(951,735)	$ 3,277,709	2,918,672	$ 594,559	$ 1,304,563	$ 2,886,685
Working Capital	182,150			182,150
Cash - end of period	$ 855,246	$ 735,505		$ 855,246	$ 735,505		$ 5,385,245			$ 602,182